UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BANK LOANS – 2.6%
$1,142,468	Ford Motor Co. 3.250%, 11/30/2013	$1,112,958
780,000	General Motors Co. 0.000%, 10/27/2015	689,325
	Realogy Corp.
461,974	3.000%, 10/10/2013	457,932
697,000	13.500%, 10/15/2017	709,776
	TOTAL BANK LOANS (Cost $2,935,015)	2,969,991

	BONDS – 30.1%
	CORPORATE – 25.7%
96,000	Aeropuertos Argentina 2000 S.A. (Argentina) 10.750%, 12/1/20201	102,240
31,000	Air Lease Corp. 3.875%, 12/1/20182, 3	34,023
77,000	Alere, Inc. 3.000%, 5/15/20163	73,631
250,000	Alliant Techsystems, Inc. 6.750%, 4/1/20161	258,125
19,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20153	17,765
163,046	American Airlines, Inc. 10.500%, 10/15/20121, 4	163,250
122,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20212, 3	130,388
171,000	Annaly Capital Management, Inc. 4.000%, 2/15/20151, 3	203,062
500,000	Antero Resources Finance Corp. 9.375%, 12/1/20171	551,250
250,000	ARAMARK Corp. 4.047%, 2/1/20151, 5	248,125
500,000	Ashtead Capital, Inc. 9.000%, 8/15/20161, 2	526,250
46,000	Avis Budget Group, Inc. 3.500%, 10/1/20143	53,303
37,000	BioMarin Pharmaceutical, Inc. 1.875%, 4/23/20173	68,543
90,000	Brookdale Senior Living, Inc. 2.750%, 6/15/20183	81,450
	BTA Bank JSC
797,400	10.750%, 7/1/20184	157,486
2,332,000	0.000%, 6/30/2020	124,762
250,000	Calpine Construction Finance Co., LP / CCFC Finance Corp. 8.000%, 6/1/20161, 2	270,625

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
$250,000	Carriage Services, Inc. 7.875%, 1/15/20151	$253,125
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, 10/30/20171	541,250
15,000	Cemex S.A.B. de C.V. (Mexico) 4.875%, 3/15/20153	12,281
250,000	Centene Corp. 5.750%, 6/1/20171	256,250
3,364	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 3, 5	121,104
37,000	Chart Industries, Inc. 2.000%, 8/1/20183	40,376
250,000	Chesapeake Energy Corp. 9.500%, 2/15/20151	282,500
14,783	Chester Downs & Marina LLC 9.250%, 2/1/20201, 2	14,968
64,000	Ciena Corp. 3.750%, 10/15/20182, 3	67,440
120,000	Cincinnati Bell, Inc. 8.250%, 10/15/20171	124,050
308,637	CKE Holdings, Inc. 10.500%, 3/14/20161, 2	314,810
250,000	CNH Capital LLC 6.250%, 11/1/20161, 2	268,750
	CNO Financial Group, Inc.
33,000	7.000%, 12/30/20163	46,324
15,000	7.000%, 12/30/20163	21,131
43,000	Corsicanto Ltd. (Ireland) 3.500%, 1/15/20321, 2, 3	49,074
110,000	Covanta Holding Corp. 3.250%, 6/1/20143	118,938
45,000	Dendreon Corp. 2.875%, 1/15/20163	37,744
500,000	DPL, Inc. 6.500%, 10/15/20161, 2	535,000
	DR Horton, Inc.
270,896	6.875%, 5/1/2013	284,441
39,000	2.000%, 5/15/20143	48,214
170,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20143	120,700
500,000	DuPont Fabros Technology LP 8.500%, 12/15/20171	551,250
	Eksportfinans ASA
(AUD) 80,000	2.000%, 9/15/2015	70,391

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
(AUD) 127,000	2.375%, 5/25/2016	$109,444
(CHF) 235,000	2.250%, 2/11/2021	201,684
$44,000	Electronic Arts, Inc. 0.750%, 7/15/20162, 3	41,745
250,000	Encore Acquisition Co. 9.500%, 5/1/20161	281,562
76,000	Exterran Holdings, Inc. 4.250%, 6/15/20143	71,060
500,000	Fidelity National Information Services, Inc. 7.625%, 7/15/20171, 2	547,500
500,000	FMG Resources August 2006 Pty Ltd. (Australia) 7.000%, 11/1/20151, 2	518,750
	Frontier Communications Corp.
250,000	7.875%, 4/15/20151	259,375
162,538	8.250%, 4/15/20171	164,570
105,000	Gaylord Entertainment Co. 3.750%, 10/1/20142, 3	128,100
144,000	General Cable Corp. 4.500%, 11/15/20293, 5	157,320
250,000	Graphic Packaging International, Inc. 9.500%, 6/15/20171	276,875
39,000	Greenbrier Cos., Inc. 3.500%, 4/1/20182, 3	37,440
245,000	Hanesbrands, Inc. 8.000%, 12/15/20161	271,337
63,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20163	70,560
250,000	HCA, Inc. 9.875%, 2/15/20171	274,687
500,000	Health Management Associates, Inc. 6.125%, 4/15/20161	518,750
300,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.250%, 3/1/20151	301,500
56,000	Horsehead Holding Corp. 3.800%, 7/1/20172, 3	57,050
250,000	Host Hotels & Resorts LP 6.750%, 6/1/20161	259,687
500,000	Huntsman International LLC 5.500%, 6/30/20161	497,500
250,000	iGate Corp. 9.000%, 5/1/20161	266,875
216,943	Intelsat Jackson Holdings S.A. (Luxembourg) 11.250%, 6/15/20161	230,502

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
$250,000	International Lease Finance Corp. 5.750%, 5/15/2016	$246,702
500,000	Jarden Corp. 7.500%, 5/1/2017	538,750
250,000	JBS USA LLC / JBS USA Finance, Inc. 11.625%, 5/1/20141	287,812
35,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 3	48,956
70,000	Kaiser Aluminum Corp. 4.500%, 4/1/20153	85,995
400,000	Kinder Morgan Kansas, Inc. 6.500%, 9/1/20121	407,000
85,000	KKR Financial Holdings LLC 7.500%, 1/15/20173	114,644
200,000	Knight Capital Group, Inc. 3.500%, 3/15/20153	192,000
250,000	Lamar Media Corp. 9.750%, 4/1/20141	285,000
135,799	Landry's Restaurants, Inc. 11.625%, 12/1/20151	146,323
65,000	Lennar Corp. 2.750%, 12/15/20201, 2, 3	79,138
7,000	Level 3 Communications, Inc. 7.000%, 3/15/20153	7,919
	Level 3 Financing, Inc.
978,897	9.250%, 11/1/20141	1,008,264
177,382	8.625%, 7/15/20201, 2	182,260
105,000	Liberty Interactive LLC 3.250%, 3/15/20311, 3	89,513
118,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20141, 3	125,080
39,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20271, 3	36,368
383,287	Lyondell Chemical Co. 11.000%, 5/1/20181	421,616
100,000	Maxcom Telecomunicaciones S.A.B. de C.V. (Mexico) 11.000%, 12/15/20141	65,000
109,000	Meritor, Inc. 4.625%, 3/1/20261, 3, 5	92,786
49,000	MGM Resorts International 4.250%, 4/15/20153	51,940
174,000	Microchip Technology, Inc. 2.125%, 12/15/20373	237,075

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
$65,000	Micron Technology, Inc. 1.500%, 8/1/20311, 2, 3	$64,838
207,000	Minerva Overseas II Ltd. (Cayman Islands) 10.875%, 11/15/20191	194,062
19,000	Molina Healthcare, Inc. 3.750%, 10/1/20143	22,848
18,000	National Financial Partners Corp. 4.000%, 6/15/20173	24,458
52,000	Navistar International Corp. 3.000%, 10/15/20143	60,515
578,559	Neenah Paper, Inc. 7.375%, 11/15/20141	586,514
46,000	Newpark Resources, Inc. 4.000%, 10/1/20173	49,795
250,000	Nova Chemicals Corp. (Canada) 8.375%, 11/1/20161	278,750
250,000	Novelis, Inc. (Canada) 8.375%, 12/15/20171	275,625
57,000	Novellus Systems, Inc. 2.625%, 5/15/20412, 3	75,596
250,000	NRG Energy, Inc. 7.375%, 1/15/20171	259,062
99,000	Nuance Communications, Inc. 2.750%, 11/1/20311, 2, 3	116,325
18,000	ON Semiconductor Corp. 2.625%, 12/15/20261, 3	20,700
500,000	PAETEC Holding Corp. 8.875%, 6/30/20171	548,125
39,000	Patriot Coal Corp. 3.250%, 5/31/20133	36,611
	Petroleos de Venezuela S.A.
862,000	5.250%, 4/12/20171	605,555
100,000	8.500%, 11/2/20171	78,260
	PHH Corp.
89,000	4.000%, 9/1/20143	80,768
20,000	6.000%, 6/15/20173	23,575
151,000	PNM Resources, Inc. 9.250%, 5/15/2015	167,610
250,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	248,437
44,000	RadioShack Corp. 2.500%, 8/1/20132, 3	41,470
	Realogy Corp.
59,133	7.625%, 1/15/20201, 2	59,318

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
$295,665	9.000%, 1/15/20201, 2	$289,752
250,000	Regency Energy Partners LP / Regency Energy Finance Corp. 9.375%, 6/1/20161	278,750
126,000	Regis Corp. 5.000%, 7/15/20143	162,067
200,000	Renaissance Capital LLC Via Renaissance Consumer Funding Ltd. (Ireland) 13.000%, 4/1/2013	199,750
250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.750%, 10/15/20161, 2	267,500
95,061	Rite Aid Corp. 6.875%, 8/15/2013	95,536
97,000	SBA Communications Corp. 4.000%, 10/1/20143	155,928
250,000	SBA Telecommunications, Inc. 8.000%, 8/15/20161	271,875
250,000	Seagate Technology HDD Holdings (Cayman Islands) 6.800%, 10/1/20161	274,375
428,030	Sealy Mattress Co. 8.250%, 6/15/20141	402,348
217,330	Select Medical Corp. 7.625%, 2/1/20151	216,243
217,330	Select Medical Holdings Corp. 6.267%, 9/15/20151, 5	195,325
250,000	Service Corp. International 6.750%, 4/1/20151	273,750
105,000	Sonic Automotive, Inc. 5.000%, 10/1/20291, 3	144,638
271,669	Standard Pacific Corp. 8.375%, 5/15/20181	277,102
169,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20143	144,706
543,340	Telesat Canada / Telesat LLC (Canada) 11.000%, 11/1/20151	584,090
46,000	Terex Corp. 4.000%, 6/1/20153	64,918
54,190	Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/20151	58,525
	Travelport LLC
179,505	9.875%, 9/1/20141	108,601
304,271	11.875%, 9/1/20161	88,999
500,000	Triumph Group, Inc. 8.000%, 11/15/20171	545,000
500,000	United Rentals North America, Inc. 10.875%, 6/15/20161	575,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
$14,000	United States Steel Corp. 4.000%, 5/15/20143	$16,783
500,000	Universal Hospital Services, Inc. 8.500%, 6/1/20151, 5	517,500
135,000	VeriSign, Inc. 3.250%, 8/15/20373	167,906
250,000	Virgin Media Finance PLC (United Kingdom) 9.500%, 8/15/20161	283,750
101,000	Virgin Media, Inc. 6.500%, 11/15/20163	153,268
48,000	Volcano Corp. 2.875%, 9/1/20153	56,400
122,000	WebMD Health Corp. 2.500%, 1/31/20182, 3	106,140
95,000	WESCO International, Inc. 6.000%, 9/15/20291, 3	222,656
75,000	West Pharmaceutical Services, Inc. 4.000%, 3/15/20473	67,031
78,000	Western Refining, Inc. 5.750%, 6/15/20143	133,185
500,000	WPX Energy, Inc. 5.250%, 1/15/20171, 2	502,500
123,000	XM Satellite Radio, Inc. 7.000%, 12/1/20142, 3	172,507
		29,531,624

	GOVERNMENT – 4.4%
(ARP)1,576,405	Argentina Bonos (Argentina) 3.684%, 2/4/20185	468,603
$5,701,424	Argentine Republic Government International Bond (Argentina) 0.000%, 12/15/20355	769,692
	Italy Buoni Poliennali Del Tesoro
€2,370,000	4.750%, 9/1/2021	2,891,431
200,000	5.000%, 3/1/2022	244,971
	Portugal Obrigacoes do Tesouro OT
444,000	4.750%, 6/14/2019	273,543
444,000	4.100%, 4/15/2037	233,238
$100,000	Republic of Belarus (Belarus) 8.750%, 8/3/2015	93,005

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	GOVERNMENT (Continued)
$100,000	Venezuela Government International Bond (Venezuela) 9.375%, 1/13/2034	$74,750
		5,049,233

	TOTAL BONDS (Cost $33,872,119)	34,580,857
Number of Shares		Value
	COMMON STOCKS – 26.4%
	CONSUMER DISCRETIONARY – 4.7%
2,764	Arcos Dorados Holdings, Inc. - Cl. A (Argentina)	59,426
2,414	Buffalo Wild Wings, Inc.*	160,676
2,391	Cablevision Systems Corp. - Cl. A	34,789
2,809	CBS Corp. - Cl. B	80,000
1,154	Coinstar, Inc.*	57,388
8,650	Crocs, Inc.*	164,523
18,230	Delphi Automotive PLC (United Kingdom)*	489,111
7,293	DR Horton, Inc.	101,519
4,920	Foot Locker, Inc.	129,101
242	Francesca's Holdings Corp.*	5,365
1,267	Gafisa S.A. - ADR (Brazil)	6,867
1,300	Harman International Industries, Inc.	54,860
2,451	Hibbett Sports, Inc.*	117,476
1,500	Honda Motor Co., Ltd. - ADR (Japan)	51,075
1,550	HSN, Inc.	55,320
3,013	La-Z-Boy, Inc.*	39,711
1,779	Las Vegas Sands Corp.*	87,367
5,327	Lennar Corp. - Cl. A	114,477
14,737	Liberty Global, Inc.*	650,786
12,931	Liberty Media Corp. - Liberty Capital - Cl. A*	1,065,644
5,400	MDC Holdings, Inc.	107,028
800	Nordstrom, Inc.	39,504
7,141	Oxford Industries, Inc.	363,691
25,758	Pier 1 Imports, Inc.*	400,537
8,999	PulteGroup, Inc.*	67,043
3,730	Ryland Group, Inc.	67,886
21,028	Saks, Inc.*	209,859
9,445	Select Comfort Corp.*	236,881
5,090	Staples, Inc.	74,467
2,764	Tempur-Pedic International, Inc.*	184,386
886	TripAdvisor, Inc.*	29,158
1,605	Walt Disney Co.	62,435
		5,368,356

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES – 0.4%
1,385	Anheuser-Busch InBev N.V. - ADR (Belgium)	$84,208
1,111	Coca-Cola Co.	75,026
1,389	General Mills, Inc.	55,324
1,714	Kraft Foods, Inc. - Cl. A	65,646
406	Procter & Gamble Co.	25,594
717	Unilever N.V. (Netherlands)	23,912
9,564	Viterra, Inc. (Canada)	102,918
717	Wal-Mart Stores, Inc.	43,995
		476,623

	ENERGY – 2.6%
2,233	Apache Corp.	220,799
1,793	Canadian Natural Resources Ltd. (Canada)	71,021
2,900	Enduro Royalty Trust	59,276
573	ENI S.p.A. - ADR (Italy)	25,499
9,873	Golar LNG Ltd. (Bermuda)	404,793
32,700	Golar LNG Partners LP	1,123,245
20,598	Goodrich Petroleum Corp.*	355,521
15,100	Green Plains Renewable Energy, Inc.*	171,385
2,217	Halliburton Co.	81,541
21,939	Hercules Offshore, Inc.*	98,506
3,960	Range Resources Corp.	227,779
1,945	SandRidge Permian Trust	44,385
478	Total S.A. - ADR (France)	25,320
7,092	Uranium One, Inc. (Canada)*	18,107
1,434	YPF S.A. - ADR (Argentina)	50,190
		2,977,367

	FINANCIALS – 2.1%
167,563	Agricultural Bank of China Ltd. - Cl. H (China)	82,752
4,745	American Capital Agency Corp.	139,123
6,655	Annaly Capital Management, Inc.	112,070
25,800	Ares Capital Corp.	408,930
6,079	Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	53,252
5,453	Banco Santander S.A. - ADR (Spain)	42,970
4,961	Berkshire Hathaway, Inc. - Cl. B*	388,794
3,538	Brookfield Asset Management, Inc. - Cl. A (Canada)	107,803
2,968	Chesapeake Granite Wash Trust	72,775
3,300	Citigroup, Inc.	101,376
2,600	Compass Diversified Holdings	36,452
6,048	CYS Investments, Inc.	81,648
1,961	Hatteras Financial Corp.	54,437
1,929	Howard Hughes Corp.*	99,961

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
124,640	Industrial & Commercial Bank of China - Cl. H (China)	$87,269
956	Jones Lang LaSalle, Inc.	75,295
4,754	Kennedy-Wilson Holdings, Inc.	63,846
1,674	Loews Corp.	62,457
4,383	New York Community Bancorp, Inc.	55,620
1,800	NYSE Euronext	47,808
9,143	Och-Ziff Capital Management Group LLC - Cl. A	90,790
6,208	PHH Corp.*	71,951
3,586	Rouse Properties, Inc.*	44,323
5,950	TFS Financial Corp.*	53,550
		2,435,252

	HEALTH CARE – 2.5%
981	Abbott Laboratories	53,121
1,699	Agilent Technologies, Inc.*	72,157
5,752	Analogic Corp.	326,311
1,300	Biogen Idec, Inc.*	153,296
1,300	BioMarin Pharmaceutical, Inc.*	46,371
1,934	CareFusion Corp.*	46,319
2,750	CONMED Corp.*	80,850
700	Cooper Cos., Inc.	50,498
478	GlaxoSmithKline PLC - ADR (United Kingdom)	21,290
800	Hospira, Inc.*	27,568
714	Johnson & Johnson	47,060
2,651	Meridian Bioscience, Inc.	46,233
3,086	Mettler-Toledo International, Inc.*	541,593
19,277	Myriad Genetics, Inc.*	456,094
73,140	Pain Therapeutics, Inc.*	324,010
37,479	QLT, Inc. (Canada)*	262,353
2,300	St. Jude Medical, Inc.	95,933
1,434	Watson Pharmaceuticals, Inc.*	84,075
2,365	Zoll Medical Corp.*	162,192
		2,897,324

	INDUSTRIALS – 5.1%
1,000	3M Co.	86,710
16,600	Acacia Research - Acacia Technologies*	683,256
16,139	Aegion Corp.*	275,493
433	Aerovironment, Inc.*	12,068
11,438	Astec Industries, Inc.*	386,833
60,300	Capstone Turbine Corp.*	71,757
1,504	Carlisle Cos., Inc.	71,786
1,700	Dun & Bradstreet Corp.	140,777

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
15,451	EnerSys*	$447,770
10,760	ICF International, Inc.*	304,939
10,140	Knight Transportation, Inc.	178,565
1,885	Kratos Defense & Security Solutions, Inc.*	12,799
30,861	NCI Building Systems, Inc.*	361,382
1,550	Pall Corp.	92,504
25,612	Quanta Services, Inc.*	553,219
500	RPX Corp.*	8,470
1,384	Samsung Heavy Industries Co., Ltd. (South Korea)	43,984
15,291	Shaw Group, Inc.*	414,998
1,750	Stanley Black & Decker, Inc.	122,815
9,345	Titan International, Inc.	225,588
11,543	Titan Machinery, Inc.*	285,574
900	Triumph Group, Inc.	56,313
4,500	Tyco International Ltd. (Switzerland)	229,275
51,598	Wabash National Corp.*	457,674
11,541	Werner Enterprises, Inc.	301,566
		5,826,115

	INFORMATION TECHNOLOGY – 7.8%
240	Apple, Inc.*	109,555
276	Baidu, Inc./China - ADR (China)*	35,196
24,529	Bankrate, Inc.*	573,733
16,373	Benchmark Electronics, Inc.*	281,616
1,000	BMC Software, Inc.*	36,240
12,062	Booz Allen Hamilton Holding Corp.*	212,291
38,111	Brooks Automation, Inc.	408,550
6,030	Cisco Systems, Inc.	118,369
13,530	DealerTrack Holdings, Inc.*	369,775
12,300	eBay, Inc.*	388,680
717	Entegris, Inc.*	6,869
207	Equinix, Inc.*	24,832
12,616	FEI Co.*	555,861
1,385	Fortinet, Inc.*	31,592
5,545	Harris Corp.	227,345
18,697	Heartland Payment Systems, Inc.	448,728
2,000	IAC/InterActiveCorp	86,140
5,150	iGate Corp.*	93,833
14,380	Intermec, Inc.*	121,367
3,643	Jack Henry & Associates, Inc.	124,591
10,652	Keynote Systems, Inc.	208,460
5,801	Liquidity Services, Inc.*	200,192
9,564	LSI Corp.*	72,399
7,274	Marvell Technology Group Ltd. (Bermuda)*	112,965

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,776	Mastercard, Inc. - Cl. A	$631,492
27,393	Mentor Graphics Corp.*	379,941
10,093	Micron Technology, Inc.*	76,606
10,808	Microsoft Corp.	319,160
6,600	Monster Worldwide, Inc.*	47,520
2,050	Motorola Solutions, Inc.	95,140
900	NetApp, Inc.*	33,966
23,639	Newport Corp.*	436,612
1,000	Oracle Corp.	28,200
3,963	OSI Systems, Inc.*	212,932
2,400	Parametric Technology Corp.*	60,408
3,338	Polycom, Inc.*	66,593
239	QUALCOMM, Inc.	14,058
4,200	Rackspace Hosting, Inc.*	182,322
4,536	Sanmina-SCI Corp.*	49,805
3,347	Seagate Technology PLC (Ireland)	70,756
6,446	Teradyne, Inc.*	105,392
5,320	Trimble Navigation Ltd.*	249,136
13,588	Ultratech, Inc.*	397,449
1,781	VeriFone Systems, Inc.*	76,049
4,769	Visa, Inc. - Cl. A	479,952
1,453	Yahoo!, Inc.*	22,478
		8,885,146

	MATERIALS – 0.3%
1,390	Barrick Gold Corp. (Canada)	68,471
1,404	Goldcorp, Inc. (Canada)	67,939
971	Mosaic Co.	54,347
500	Tronox, Inc.*	72,125
2,780	Yamana Gold, Inc. (Canada)	48,011
		310,893

	TELECOMMUNICATION SERVICES – 0.8%
56,726	8x8, Inc.*	251,864
2,100	AT&T, Inc.	61,761
1,255	Cellcom Israel Ltd. (Israel)	18,248
1,800	CenturyLink, Inc.	66,654
900	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)	29,169
1,846	Deutsche Telekom A.G. (Germany)	20,761
1,700	Deutsche Telekom A.G. - ADR (Germany)	19,244
5,553	France Telecom S.A. - ADR (France)	83,739
1,400	KT Corp. - ADR (South Korea)*	20,846
4,920	Mobile Telesystems OJSC - ADR (Russia)	82,459

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
430	Philippine Long Distance Telephone Co. - ADR (Philippines)	$27,314
1,410	SK Telecom Co., Ltd. - ADR (South Korea)	19,754
13,400	StarHub Ltd. (Singapore)	30,148
1,620	Telefonica Czech Republic A.S. (Czech Republic)	32,301
4,460	Telekomunikacja Polska S.A. - GDR (Poland)	23,905
2,515	Verizon Communications, Inc.	94,715
3,058	Vodafone Group PLC - ADR (United Kingdom)	82,841
		965,723

	UTILITIES – 0.1%
1,112	Exelon Corp.	44,235
4,141	Pepco Holdings, Inc.	81,412
5,976	Synthesis Energy Systems, Inc.*	9,203
		134,850

	TOTAL COMMON STOCKS (Cost $27,985,438)	30,277,649

	PREFERRED STOCKS – 2.9%
	CONSUMER DISCRETIONARY – 0.2%
761	Callaway Golf Co.1, 3	79,319
2,000	Goodyear Tire & Rubber Co.3	91,920
121	Interpublic Group of Cos., Inc.1, 3	118,762
		290,001

	CONSUMER STAPLES – 0.1%
678	Bunge Ltd. (Bermuda)3	64,410

	ENERGY – 0.5%
50	Chesapeake Energy Corp.2, 3	46,625
496	Energy XXI Bermuda Ltd. (Bermuda)3	174,220
3,324	Goodrich Petroleum Corp.3	119,996
741	Petroquest Energy, Inc.3	26,491
1,450	SandRidge Energy, Inc.3	173,003
		540,335

	FINANCIALS – 1.7%
9,186	2009 Dole Food Automatic Common Exchange Security Trust2, 3	88,272
7,449	Alexandria Real Estate Equities, Inc.3	187,119
3,987	AMG Capital Trust II3	165,710
3,144	AngloGold Ashanti Holdings Finance PLC (Isle of Man)3	158,772
2,769	Aspen Insurance Holdings Ltd. (Bermuda)3	148,086
51	Bank of America Corp.3	46,995
1,646	Citigroup, Inc.3	152,518

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
3,393	Forest City Enterprises, Inc.1, 3	$161,168
3,459	Health Care REIT, Inc.3	184,884
1,279	KeyCorp3	138,631
2,750	MetLife, Inc.3	188,402
1,552	Newell Financial Trust I1, 3	68,288
3,000	Synovus Financial Corp.3	50,700
4,000	UBS A.G. (Switzerland)3	64,360
3,738	Wintrust Financial Corp.3	184,096
		1,988,001

	HEALTH CARE – 0.3%
251	HealthSouth Corp.3	236,003
3,164	Omnicare Capital Trust II1, 3	145,148
		381,151

	INDUSTRIALS – 0.1%
4,000	2010 Swift Mandatory Common Exchange Security Trust2, 3	47,970
2,017	Continental Airlines Finance Trust II1, 3	66,813
		114,783

	TOTAL PREFERRED STOCKS (Cost $3,443,365)	3,378,681

	EXCHANGE-TRADED FUNDS – 3.4%
2,151	Active Bear ETF*	48,139
2,651	iShares FTSE China 25 Index Fund	102,859
1,933	iShares Silver Trust*	62,397
4,744	Market Vectors Gold Miners ETF	267,846
621	Market Vectors Junior Gold Miners ETF	18,413
1,400	ProShares Short 20+ Year Treasury*	43,652
11,100	ProShares UltraShort Euro*	220,224
1,150	ProShares UltraShort Yen*	46,126
1,435	SPDR Gold Shares*	242,960
21,000	SPDR S&P 500 ETF Trust	2,755,410
359	SPDR S&P Oil & Gas Equipment & Services ETF	12,845
717	Utilities Select Sector SPDR Fund	24,866
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,524,520)	3,845,737

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS – 0.7%
	CALL OPTIONS – 0.3%
	COMMODITY – 0.1%
	NAT GAS EURO OPT
14	Exercise Price: $3, Expiration Date: April 26, 2012*	$20,860
3	Exercise Price: $3, Expiration Date: February 25, 2012*	2,730
4	Exercise Price: $0, Expiration Date: February 25, 2012*	40
11	Exercise Price: $0, Expiration Date: February 25, 2012*	110
3	Exercise Price: $7, Expiration Date: November 26, 2016*	8,331
3	Exercise Price: $7, Expiration Date: October 27, 2016*	6,654
3	Exercise Price: $7, Expiration Date: September 28, 2016*	5,865
3	Exercise Price: $7, Expiration Date: August 27, 2016*	5,502
3	Exercise Price: $7, Expiration Date: July 27, 2016*	5,328
3	Exercise Price: $7, Expiration Date: June 28, 2016*	5,076
3	Exercise Price: $7, Expiration Date: May 26, 2016*	5,028
3	Exercise Price: $7, Expiration Date: April 27, 2016*	4,779
3	Exercise Price: $7, Expiration Date: March 29, 2016*	4,590
3	Exercise Price: $7, Expiration Date: February 25, 2016*	5,292
3	Exercise Price: $7, Expiration Date: January 27, 2016*	5,568
3	Exercise Price: $7, Expiration Date: December 29, 2015*	5,544
		91,297

	EQUITY – 0.1%
7	Atlas Air Worldwide Holdings, Inc. Exercise Price: $40, Expiration Date: February 18, 2012*	5,565
222	Bank of America Corp. Exercise Price: $6, Expiration Date: March 17, 2012*	27,528
	Infosys Ltd. - ADR
14	Exercise Price: $55, Expiration Date: February 18, 2012*	1,470
14	Exercise Price: $55, Expiration Date: April 21, 2012*	4,130
	K12, Inc.
7	Exercise Price: $20, Expiration Date: February 18, 2012*	1,943
28	Exercise Price: $18, Expiration Date: February 18, 2012*	14,560
14	Kronos Worldwide, Inc. Exercise Price: $23, Expiration Date: February 18, 2012*	1,260
34	Micron Technology, Inc. Exercise Price: $8, Expiration Date: April 21, 2012*	1,768
35	Polycom, Inc. Exercise Price: $18, Expiration Date: February 18, 2012*	8,855
1,800	SPDR S&P 500 ETF Trust Exercise Price: $135, Expiration Date: February 18, 2012*	72,000
		139,079

	INDEX – 0.1%
	Chicago Board Options Exchange SPX Volatility Index

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	INDEX (Continued)
178	Exercise Price: $35, Expiration Date: April 19, 2012*	$23,140
178	Exercise Price: $25, Expiration Date: April 19, 2012*	56,960
67	Exercise Price: $30, Expiration Date: March 22, 2012*	8,375
55	CME E-Mini S&P 500 Option Exercise Price: $1,325, Expiration Date: February 18, 2012*	29,150
		117,625

	TOTAL CALL OPTIONS	348,001

	PUT OPTIONS – 0.4%
	COMMODITY – 0.0%
	NAT GAS EURO OPT
7	Exercise Price: $3, Expiration Date: August 29, 2012*	26,299
4	Exercise Price: $3, Expiration Date: April 26, 2012*	9,120
2	Exercise Price: $2, Expiration Date: February 25, 2012*	2,360
		37,779

	EQUITY – 0.4%
152	Caterpillar, Inc. Exercise Price: $80, Expiration Date: May 19, 2012*	13,072
102	Cummins, Inc. Exercise Price: $70, Expiration Date: June 16, 2012*	13,260
280	CurrencyShares Japanese Yen Trust Exercise Price: $110, Expiration Date: January 19, 2013*	23,800
	iShares Russell 2000 Index Fund
500	Exercise Price: $73, Expiration Date: February 18, 2012*	10,500
263	Exercise Price: $78, Expiration Date: March 17, 2012*	61,805
500	Exercise Price: $70, Expiration Date: March 17, 2012*	29,000
500	Exercise Price: $70, Expiration Date: February 18, 2012*	4,500
34	Jabil Circuit, Inc. Exercise Price: $20, Expiration Date: February 18, 2012*	255
14	Kronos Worldwide, Inc. Exercise Price: $23, Expiration Date: February 18, 2012*	980
14	Polaris Industries, Inc. Exercise Price: $60, Expiration Date: February 18, 2012*	840
29	San Juan Basin Royalty Trust Exercise Price: $20, Expiration Date: March 17, 2012*	3,480
	SPDR S&P 500 ETF Trust
1,000	Exercise Price: $120, Expiration Date: March 31, 2012*	120,000
81	Exercise Price: $126, Expiration Date: February 18, 2012*	4,050
500	Exercise Price: $125, Expiration Date: February 18, 2012*	20,000
300	Exercise Price: $124, Expiration Date: February 18, 2012*	9,300

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
500	Exercise Price: $122, Expiration Date: February 18, 2012*	$9,500
250	Exercise Price: $122, Expiration Date: March 17, 2012*	26,500
250	Exercise Price: $118, Expiration Date: February 18, 2012*	2,500
250	Exercise Price: $118, Expiration Date: March 17, 2012*	16,500
300	Exercise Price: $130, Expiration Date: February 18, 2012*	42,600
	UnitedHealth Group, Inc.
24	Exercise Price: $50, Expiration Date: February 18, 2012*	1,128
24	Exercise Price: $49, Expiration Date: February 18, 2012*	600
		414,170

	INDEX – 0.0%
67	Chicago Board Options Exchange SPX Volatility Index Exercise Price: $24, Expiration Date: March 22, 2012*	24,790

	TOTAL PUT OPTIONS	476,739
	TOTAL PURCHASED OPTION CONTRACTS (Cost $1,457,951)	824,740

Principal Amount		Value
	REPURCHASE AGREEMENTS – 17.1%
$116,325	Agreement with J.P. Morgan Securities, Inc., (0.030)% due 2/6/2012. Dated 1/23/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $116,325.7	116,325
1,065,000	Agreement with J.P. Morgan Securities, Inc., (0.050)% due 2/6/2012. Dated 1/6/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $1,064,954.7	1,065,000
€1,415,625	Agreement with J.P. Morgan Securities, Inc., (0.100)% due 2/1/2012. Dated 1/17/2012. Collateralized by Belgium Government Bond 4.250%, 9/28/2021. Repurchase proceeds are €1,415,570. (Belgium)7	1,851,700
973,813	Agreement with J.P. Morgan Securities, Inc., (0.100)% due 2/1/2012. Dated 1/17/2012. Collateralized by Budesrepublik Deutschland 2.000%, 9/4/2021. Repurchase proceeds are €973,775. (Germany)7	1,273,790
457,095	Agreement with J.P. Morgan Securities, Inc., (0.150)% due 2/15/2012. Dated 1/31/2012. Collateralized by Budesrepublik Deutschland 2.000%, 1/4/2022. Repurchase proceeds are €457,068. (Germany)7	597,900
2,354,149	Agreement with J.P. Morgan Securities, Inc., (0.200)% due 2/8/2012. Dated 1/23/2012. Collateralized by France Government Bond OAT 3.250%, 10/25/2021. Repurchase proceeds are €2,353,965. (France)7	3,079,331
262,492	Agreement with J.P. Morgan Securities, Inc., (0.500)% due 2/28/2012. Dated 1/27/2012. Collateralized by Belgium Government Bond 4.000%, 3/28/2022. Repurchase proceeds are €262,466. (Belgium)7	343,351

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS (Continued)
€455,614	Agreement with J.P. Morgan Securities, Inc., 0.000% due 2/1/2012. Dated 1/17/2012. Collateralized by Budesrepublik Deutschland 2.000%, 1/4/2022. Repurchase proceeds are €455,614. (Germany)7	$595,963
1,055,984	Agreement with J.P. Morgan Securities, Inc., 0.000% due 2/1/2012. Dated 1/17/2012. Collateralized by Spain Government Bond 5.500%, 4/30/2021. Repurchase proceeds are €1,055,984. (Spain)7	1,381,274
375,479	Agreement with J.P. Morgan Securities, Inc., 0.000% due 2/14/2012. Dated 1/23/2012. Collateralized by Spain Government Bond 5.500%, 4/30/2021. Repurchase proceeds are €375,479. (Spain)7	491,143
$975,663	Agreement with J.P. Morgan Securities, Inc., 0.000% due 2/15/2012. Dated 1/19/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $975,663.7	975,663
€1,469,458	Agreement with J.P. Morgan Securities, Inc., 0.020% due 2/15/2012. Dated 1/31/2012. Collateralized by Belgium Government Bond 4.250%, 9/28/2021. Repurchase proceeds are €1,469,469. (Belgium)7	1,922,116
976,460	Agreement with J.P. Morgan Securities, Inc., 0.030% due 2/15/2012. Dated 1/31/2012. Collateralized by Budesrepublik Deutschland 2.000%, 9/4/2021. Repurchase proceeds are €976,472. (Germany)7	1,277,254
288,280	Agreement with J.P. Morgan Securities, Inc., 0.050% due 2/13/2012. Dated 1/30/2012. Collateralized by Spain Government Bond 5.500%, 4/30/2021. Repurchase proceeds are €288,284. (Spain)7	377,083
536,568	Agreement with J.P. Morgan Securities, Inc., 0.070% due 2/14/2012. Dated 1/23/2012. Collateralized by Belgium Government Bond 4.250%, 9/28/2021. Repurchase proceeds are €536,583. (Belgium)7	701,855
1,085,548	Agreement with J.P. Morgan Securities, Inc., 0.100% due 2/15/2012. Dated 1/31/2012. Collateralized by Spain Government Bond 5.500%, 4/30/2021. Repurchase proceeds are €1,085,590. (Spain)7	1,419,945
£1,367,554	Agreement with J.P. Morgan Securities, Inc., 0.350% due 2/14/2012. Dated 1/23/2012. Collateralized by United Kingdom Gilt 4.250%, 12/7/2040. Repurchase proceeds are £1,367,738. (United Kingdom)7	2,154,986
	TOTAL REPURCHASE AGREEMENTS (Cost $19,472,605)	19,624,679

	TOTAL INVESTMENTS – 83.2% (Cost $92,691,013)	95,502,334

	Other Assets in Excess of Liabilities – 16.8%	19,258,425

	TOTAL NET ASSETS – 100.0%	$114,760,759

	SECURITIES SOLD SHORT – (33.9)%
	BONDS – (10.9)%
	CORPORATE – (1.0)%
$(108,648)	Cablevision Systems Corp. 7.750%, 4/15/20181	(116,525)
(54,348)	Pilgrim's Pride Corp. 7.875%, 12/15/20181	(52,038)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
$(760,608)	Ply Gem Industries, Inc. 8.250%, 2/15/20181	$(741,593)
(177,399)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.875%, 8/15/20191, 2	(181,390)
		(1,091,546)

	GOVERNMENT – (9.9)%
	Belgium Government Bond
€(1,790,000)	4.250%, 9/28/2021	(2,450,275)
(233,000)	4.000%, 3/28/2022	(312,546)
	Bundesrepublik Deutschland
(870,000)	2.250%, 9/4/2021	(1,185,226)
(420,000)	2.000%, 1/4/2022	(557,949)
(2,170,000)	France Government Bond OAT (France) 3.250%, 10/25/2021	(2,875,691)
(1,412,000)	Spain Government Bond (Spain) 5.500%, 4/30/2021	(1,948,357)
£(1,060,000)	United Kingdom Gilt (United Kingdom) 4.250%, 12/7/2040	(2,067,050)
		(11,397,094)

	TOTAL BONDS (Proceeds $12,187,286)	(12,488,640)
Number of Shares		Value
	COMMON STOCKS – (14.3)%
	CONSUMER DISCRETIONARY – (3.9)%
(400)	Abercrombie & Fitch Co. - Cl. A	(18,376)
(4,760)	Burberry Group PLC (United Kingdom)	(100,661)
(15,055)	Cabela's, Inc.*	(392,634)
(1,200)	Cablevision Systems Corp. - Cl. A	(17,460)
(7,333)	Callaway Golf Co.	(49,131)
(546)	CBS Corp. - Cl. B	(15,550)
(400)	Charter Communications, Inc. - Cl. A*	(23,056)
(23,634)	Chico's FAS, Inc.	(270,373)
(1,200)	Childrens Place Retail Stores, Inc.*	(59,868)
(1,892)	Coach, Inc.	(132,535)
(1,372)	Coinstar, Inc.*	(68,230)
(1,972)	DR Horton, Inc.	(27,450)
(1,177)	GameStop Corp. - Cl. A	(27,495)
(400)	Garmin Ltd. (Switzerland)	(16,680)
(2,520)	Gaylord Entertainment Co.*	(70,686)
(6,753)	Genesco, Inc.*	(412,406)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(5,215)	Goodyear Tire & Rubber Co.*	$(67,795)
(500)	Guess?, Inc.	(15,000)
(300)	Harley-Davidson, Inc.	(13,257)
(9,210)	Interpublic Group of Cos., Inc.	(95,139)
(350)	Lamar Advertising Co. - Cl. A*	(10,013)
(1,850)	Lennar Corp. - Cl. A	(39,757)
(330)	Live Nation Entertainment, Inc.*	(3,392)
(1,526)	LVMH Moet Hennessy Louis Vuitton S.A. (France)	(246,715)
(1,459)	MGM Resorts International*	(19,040)
(6,137)	Mohawk Industries, Inc.*	(375,339)
(184)	Newell Rubbermaid, Inc.	(3,398)
(800)	Omnicom Group, Inc.	(36,488)
(2,768)	Polaris Industries, Inc.	(178,259)
(88)	RadioShack Corp.	(632)
(2,142)	Ralph Lauren Corp.	(325,584)
(5,704)	Regis Corp.	(97,767)
(1,570)	Salvatore Ferragamo Italia S.p.A. (Italy)*	(26,348)
(47,616)	Sirius XM Radio, Inc.*	(99,517)
(6,031)	Sonic Automotive, Inc. - Cl. A	(94,023)
(1,450)	Sony Corp. - ADR (Japan)	(26,419)
(11,865)	Steven Madden Ltd.*	(488,126)
(3,330)	Tiffany & Co.	(212,454)
(241)	Time Warner Cable, Inc.	(17,767)
(958)	Time Warner, Inc.	(35,503)
(1,961)	Urban Outfitters, Inc.*	(51,967)
(546)	Viacom, Inc. - Cl. B	(25,684)
(4,204)	Virgin Media, Inc.	(100,223)
(700)	Walt Disney Co.	(27,230)
(300)	WPP PLC - ADR (Ireland)	(17,586)
(150)	Wynn Resorts Ltd.	(17,285)
		(4,470,298)

	CONSUMER STAPLES – (0.1)%
(481)	Bunge Ltd.	(27,547)
(700)	Campbell Soup Co.	(22,190)
(648)	Carrefour S.A. (France)	(14,791)
(7,289)	Dole Food Co., Inc.*	(69,974)
(1,100)	Safeway, Inc.	(24,178)
		(158,680)

	ENERGY – (0.5)%
(109)	Alpha Natural Resources, Inc.*	(2,193)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(1,522)	Chesapeake Energy Corp.	$(32,160)
(4,158)	Energy XXI Bermuda Ltd. (Bermuda)*	(136,507)
(1,150)	Exterran Holdings, Inc.*	(10,672)
(3,766)	Goodrich Petroleum Corp.*	(65,001)
(3,136)	Newpark Resources, Inc.*	(25,527)
(1,191)	Ocean Rig UDW, Inc. (Cyprus)*	(18,175)
(29)	Patriot Coal Corp.*	(221)
(1,638)	Petroquest Energy, Inc.*	(10,516)
(1,700)	San Juan Basin Royalty Trust	(32,980)
(15,095)	SandRidge Energy, Inc.*	(117,439)
(600)	Spectra Energy Corp.	(18,894)
(6,140)	Western Refining, Inc.	(101,494)
		(571,779)

	FINANCIALS – (1.9)%
(608)	Affiliated Managers Group, Inc.*	(61,110)
(1,306)	Alexandria Real Estate Equities, Inc.	(94,567)
(2,598)	Amtrust Financial Services, Inc.	(67,366)
(6,742)	Annaly Capital Management, Inc.	(113,535)
(3,248)	Aspen Insurance Holdings Ltd. (Bermuda)	(86,267)
(5,356)	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	(46,757)
(7,337)	Banco Popular Espanol S.A. (Spain)	(31,575)
(5,465)	Banco Santander S.A. (Spain)	(42,533)
(51)	Bank of America Corp.	(364)
(956)	Bank of New York Mellon Corp.	(19,244)
(6,002)	Bankinter S.A. (Spain)	(40,197)
(72)	BlackRock, Inc.	(13,104)
(3,781)	Citigroup, Inc.	(116,152)
(7,434)	CNO Financial Group, Inc.*	(49,956)
(900)	Comerica, Inc.	(24,903)
(29,620)	Commerzbank A.G. (Germany)*	(70,863)
(2,800)	First Horizon National Corp.	(24,444)
(1,600)	FirstMerit Corp.	(25,104)
(8,799)	Forest City Enterprises, Inc. - Cl. A*	(115,531)
(1,400)	Hartford Financial Services Group, Inc.	(24,528)
(1,940)	Health Care REIT, Inc.	(110,987)
(4,333)	KeyCorp	(33,667)
(7,310)	KKR Financial Holdings LLC	(64,693)
(3,925)	Knight Capital Group, Inc. - Cl. A*	(50,986)
(3,850)	MetLife, Inc.	(136,021)
(1,124)	National Financial Partners Corp.*	(17,310)
(956)	Northern Trust Corp.	(39,397)
(2,718)	PHH Corp.*	(31,502)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(2,600)	Simon Property Group, Inc.	$(353,236)
(956)	State Street Corp.	(37,456)
(22,720)	Synovus Financial Corp.	(39,533)
(300)	Ventas, Inc.	(17,493)
(4,615)	Wintrust Financial Corp.	(141,450)
		(2,141,831)

	HEALTH CARE – (0.7)%
(700)	Accretive Health, Inc.*	(18,781)
(842)	Alere, Inc.*	(20,334)
(3,659)	Amarin Corp. PLC - ADR (Ireland)*	(29,857)
(400)	Amgen, Inc.	(27,164)
(900)	Auxilium Pharmaceuticals, Inc.*	(17,883)
(1,598)	BioMarin Pharmaceutical, Inc.*	(57,001)
(2,148)	Brookdale Senior Living, Inc.*	(37,805)
(2,556)	Cepheid, Inc.*	(112,617)
(283)	Dendreon Corp.*	(3,843)
(300)	DENTSPLY International, Inc.	(11,322)
(300)	Edwards Lifesciences Corp.*	(24,801)
(650)	Eli Lilly & Co.	(25,831)
(5,744)	HealthSouth Corp.*	(110,802)
(879)	LifePoint Hospitals, Inc.*	(35,327)
(800)	MAKO Surgical Corp.*	(28,624)
(334)	Molina Healthcare, Inc.*	(10,224)
(2,325)	Omnicare, Inc.	(76,330)
(550)	Owens & Minor, Inc.	(16,725)
(300)	Patterson Cos., Inc.	(9,663)
(800)	ResMed, Inc.*	(23,224)
(600)	Teleflex, Inc.	(36,714)
(1,052)	Volcano Corp.*	(29,509)
(1,000)	West Pharmaceutical Services, Inc.	(40,480)
		(804,861)

	INDUSTRIALS – (4.0)%
(6,800)	3M Co.	(589,628)
(600)	Aerovironment, Inc.*	(16,722)
(717)	Air Lease Corp.*	(18,111)
(400)	Alexander & Baldwin, Inc.	(18,920)
(6,356)	American Science & Engineering, Inc.	(454,454)
(1,559)	Avis Budget Group, Inc.*	(22,372)
(1,000)	Brink's Co.	(28,190)
(4,883)	C.H. Robinson Worldwide, Inc.	(336,146)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
(5,106)	Caterpillar, Inc.	$(557,167)
(1,037)	Ceradyne, Inc.*	(34,314)
(383)	Chart Industries, Inc.*	(21,356)
(300)	Copart, Inc.*	(14,112)
(3,302)	Covanta Holding Corp.	(47,186)
(2,673)	Cummins, Inc.	(277,992)
(7,362)	DryShips, Inc. (Greece)*	(16,344)
(8,257)	ESCO Technologies, Inc.	(248,288)
(400)	Expeditors International of Washington, Inc.	(17,860)
(200)	Franklin Electric Co., Inc.	(10,012)
(3,386)	General Cable Corp.*	(104,492)
(666)	Greenbrier Cos., Inc.*	(14,818)
(5,646)	Hawaiian Holdings, Inc.*	(39,296)
(400)	IDEX Corp.	(16,208)
(31,322)	Interface, Inc. - Cl. A	(416,269)
(1,000)	Iron Mountain, Inc.	(30,820)
(5,371)	JetBlue Airways Corp.*	(31,850)
(14,652)	Kaydon Corp.	(499,926)
(5,433)	Manpower, Inc.	(217,918)
(2,000)	Masco Corp.	(24,140)
(2,343)	Meritor, Inc.*	(14,714)
(633)	Navistar International Corp.*	(27,403)
(1,200)	Nielsen Holdings N.V.*	(34,776)
(800)	Owens Corning*	(27,000)
(1,200)	RailAmerica, Inc.*	(17,928)
(600)	Sensata Technologies Holding N.V. (Netherlands)*	(17,286)
(3,081)	Swift Transportation Co.*	(35,524)
(2,123)	Terex Corp.*	(42,035)
(1,112)	United Continental Holdings, Inc.*	(25,687)
(600)	United Stationers, Inc.	(19,398)
(3,041)	WESCO International, Inc.*	(191,218)
		(4,577,880)

	INFORMATION TECHNOLOGY – (1.9)%
(87)	AOL, Inc.*	(1,410)
(1,500)	Checkpoint Systems, Inc.*	(15,780)
(2,222)	Ciena Corp.*	(32,330)
(700)	Computer Sciences Corp.	(18,081)
(400)	Dassault Systemes S.A. - ADR (France)	(33,240)
(609)	Electronic Arts, Inc.*	(11,309)
(1,600)	Factset Research Systems, Inc.	(141,312)
(500)	Gartner, Inc.*	(18,955)
(2,178)	Mantech International Corp. - Cl. A	(76,557)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(5,749)	Microchip Technology, Inc.	$(212,196)
(4,448)	Micron Technology, Inc.*	(33,760)
(2,934)	MKS Instruments, Inc.	(88,460)
(900)	Newport Corp.*	(16,623)
(1,295)	Novellus Systems, Inc.*	(61,059)
(2,298)	Nuance Communications, Inc.*	(65,539)
(1,116)	ON Semiconductor Corp.*	(9,709)
(509)	Opnet Technologies, Inc.	(18,044)
(463)	Plexus Corp.*	(16,784)
(72,129)	Power-One, Inc.*	(313,040)
(400)	Rofin-Sinar Technologies, Inc.*	(11,348)
(5,766)	SAIC, Inc.*	(74,151)
(300)	Salesforce.com, Inc.*	(35,040)
(2,502)	Solera Holdings, Inc.	(119,520)
(2,855)	Syntel, Inc.	(133,957)
(900)	VeriFone Systems, Inc.*	(38,430)
(3,462)	VeriSign, Inc.	(128,302)
(738)	WebMD Health Corp.*	(20,693)
(11,573)	Zebra Technologies Corp. - Cl. A*	(438,154)
		(2,183,783)

	MATERIALS – (1.2)%
(2,533)	AngloGold Ashanti Ltd. - ADR (South Africa)	(116,011)
(1,913)	BHP Billiton Ltd. - ADR (Australia)	(151,969)
(1,030)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(7,014)
(2,453)	Horsehead Holding Corp.*	(26,689)
(25,452)	Huntsman Corp.	(324,004)
(1,018)	Kaiser Aluminum Corp.	(50,269)
(1,000)	Koppers Holdings, Inc.	(37,990)
(18,545)	Kronos Worldwide, Inc.	(426,906)
(600)	MeadWestvaco Corp.	(17,664)
(200)	Praxair, Inc.	(21,240)
(700)	RPM International, Inc.	(17,521)
(300)	Scotts Miracle-Gro Co. - Cl. A	(14,208)
(200)	Sherwin-Williams Co.	(19,506)
(2,173)	Sterlite Industries India Ltd. - ADR (India)	(19,883)
(5,019)	Stillwater Mining Co.*	(64,645)
(255)	United States Steel Corp.	(7,698)
		(1,323,217)

	TELECOMMUNICATION SERVICES – (0.1)%
(156)	Level 3 Communications, Inc.*	(2,894)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
(2,715)	SBA Communications Corp. - Cl. A*	$(124,130)
		(127,024)

	TOTAL COMMON STOCKS (Proceeds $15,585,277)	(16,359,353)

	EXCHANGE-TRADED FUNDS – (6.7)%
(4,140)	Consumer Discretionary Select Sector SPDR Fund	(171,065)
(290)	CurrencyShares Japanese Yen Trust*	(37,448)
(3,587)	Financial Select Sector SPDR Fund	(50,433)
(4,558)	Industrial Select Sector SPDR Fund	(165,000)
(336)	iPath MSCI India Index ETN*	(19,085)
(310)	iShares Barclays 20+ Year Treasury Bond Fund	(37,463)
(1,487)	iShares Dow Jones Transportation Average Index Fund	(141,027)
(550)	iShares MSCI EAFE Index Fund	(28,677)
(1,913)	iShares MSCI Emerging Markets Index Fund	(80,595)
(9,501)	iShares Russell 2000 Index Fund	(751,244)
(200)	iShares Russell Midcap Value Index Fund	(9,108)
(100)	iShares S&P SmallCap 600 Index Fund	(7,280)
(10,212)	Powershares QQQ Trust Series 1	(617,928)
(400)	Software HOLDRs Trust6	(17,755)
(35,664)	SPDR S&P 500 ETF Trust	(4,679,473)
(3,000)	SPDR S&P Homebuilders ETF	(55,950)
(1,012)	SPDR S&P MidCap 400 ETF Trust	(172,040)
(4,501)	SPDR S&P Retail ETF	(248,230)
(11,556)	Technology Select Sector SPDR Fund	(312,590)
(1,800)	Vanguard FTSE All-World ex-US ETF - Cl. U	(76,266)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,369,577)	(7,678,657)

Number of Contracts		Value
	WRITTEN OPTION CONTRACTS – (0.3)%
	CALL OPTIONS – (0.2)%
	COMMODITY – 0.0%
(3)	NAT GAS EURO OPT Exercise Price: $3, Expiration Date: February 25, 2012*	(1,374)
	EQUITY – (0.1)%
(223)	Bank of America Corp. Exercise Price: $7, Expiration Date: March 17, 2012*	(11,819)
(13)	Biogen Idec, Inc. Exercise Price: $120, Expiration Date: February 18, 2012*	(2,405)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
(2)	Equinix, Inc. Exercise Price: $120, Expiration Date: February 18, 2012*	$(1,040)
	Infosys Ltd. - ADR
(14)	Exercise Price: $60, Expiration Date: April 21, 2012*	(1,680)
(14)	Exercise Price: $60, Expiration Date: February 18, 2012*	(140)
	iShares Russell 2000 Index Fund
(36)	Exercise Price: $79, Expiration Date: February 4, 2012*	(2,520)
(102)	Exercise Price: $80, Expiration Date: February 18, 2012*	(10,200)
(15)	Simon Property Group, Inc. REIT Exercise Price: $140, Expiration Date: February 18, 2012*	(975)
(1,800)	SPDR S&P 500 ETF Trust Exercise Price: $148, Expiration Date: June 16, 2012*	(70,200)
		(100,979)

	INDEX – (0.1)%
	Chicago Board Options Exchange SPX Volatility Index
(356)	Exercise Price: $30, Expiration Date: April 19, 2012*	(69,420)
(45)	Exercise Price: $40, Expiration Date: March 22, 2012*	(2,025)
		(71,445)

	TOTAL CALL OPTIONS	(173,798)

	PUT OPTIONS – (0.1)%
	EQUITY – (0.1)%
	Apple, Inc.
(6)	Exercise Price: $450, Expiration Date: February 4, 2012*	(558)
(6)	Exercise Price: $445, Expiration Date: February 4, 2012*	(234)
(4)	CARBO Ceramics, Inc. Exercise Price: $90, Expiration Date: February 18, 2012*	(800)
(10)	Childrens Place Retail Stores, Inc. Exercise Price: $45, Expiration Date: February 18, 2012*	(250)
(1)	Google, Inc. Cl. A Exercise Price: $560, Expiration Date: February 18, 2012*	(385)
	iShares Russell 2000 Index Fund
(500)	Exercise Price: $65, Expiration Date: March 17, 2012*	(12,000)
(500)	Exercise Price: $68, Expiration Date: February 18, 2012*	(3,000)
(500)	Exercise Price: $65, Expiration Date: February 18, 2012*	(1,500)
(34)	Jabil Circuit, Inc. Exercise Price: $17, Expiration Date: February 18, 2012*	0
(10)	MDC Holdings, Inc. Exercise Price: $20, Expiration Date: February 18, 2012*	(1,025)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
(14)	Polaris Industries, Inc. Exercise Price: $55, Expiration Date: February 18, 2012*	$(350)
	SPDR S&P 500 ETF Trust
(81)	Exercise Price: $122, Expiration Date: February 18, 2012*	(1,539)
(500)	Exercise Price: $120, Expiration Date: February 18, 2012*	(6,500)
(500)	Exercise Price: $117, Expiration Date: February 18, 2012*	(4,500)
(250)	Exercise Price: $112, Expiration Date: March 17, 2012*	(7,750)
(600)	Exercise Price: $127, Expiration Date: February 18, 2012*	(39,600)
(1,000)	Exercise Price: $110, Expiration Date: March 31, 2012*	(47,000)
(250)	Exercise Price: $108, Expiration Date: March 17, 2012*	(5,500)
		(132,491)

	INDEX – 0.0%
(67)	Chicago Board Options Exchange SPX Volatility Index Exercise Price: $20, Expiration Date: March 22, 2012*	(7,705)
	TOTAL PUT OPTIONS	(140,196)
	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $496,089)	(313,994)

Principal Amount		Value
	U.S. TREASURY SECURITIES – (1.0)%
$(1,145,000)	3.125%, 11/15/2041	(1,187,043)
	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,158,923)	(1,187,043)
	REVERSE REPURCHASE AGREEMENTS – (0.7)%
(135,000)	Agreement with J.P. Morgan Securities, Inc., 0.100% due 2/6/2012. Dated 1/23/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $135,005.	(135,000)
(480,000)	Agreement with J.P. Morgan Securities, Inc., 0.100% due 2/6/2012. Dated 1/23/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $480,017.	(480,000)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	REVERSE REPURCHASE AGREEMENTS (Continued)
$(242,400)	Agreement with J.P. Morgan Securities, Inc., 0.180% due 2/6/2012. Dated 1/23/2012. Collateralized by U.S. Treasury Note/Bond 3.250%, 11/15/2041. Repurchase proceeds are $242,421.7	$(242,400)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $857,400)	(857,400)
	TOTAL SECURITIES SOLD SHORT (Proceeds $37,654,552)	$(38,885,087)

ADR – American Depository Receipt
ARS  – Argentinean Peso
AUD – Australian Dollar
CHF – Swiss Franc
ETN – Exchange Traded Note
GDR – Global Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
€ – Euro
£ – British Pound

*	Non-income producing security.
1	Callable.
2	144A restricted security.
3	Convertible security.
4	Security is in default.
5	Variable, floating or step rate security.
6	Fair valued under procedures established by the Board of Trustees, is less than (0.01)% of Net Assets
7	Held as collateral for securities sold short.

 See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.6%
Bonds
Corporate	25.7%
Government	4.4%
Total Bonds	30.1%
Common Stocks
Information Technology	7.8%
Industrials	5.1%
Consumer Discretionary	4.7%
Energy	2.6%
Health Care	2.5%
Financials	2.1%
Telecommunication Services	0.8%
Consumer Staples	0.4%
Materials	0.3%
Utilities	0.1%
Total Common Stocks	26.4%
Preferred Stocks
Financials	1.7%
Energy	0.5%
Health Care	0.3%
Consumer Discretionary	0.2%
Industrials	0.1%
Consumer Staples	0.1%
Total Preferred Stocks	2.9%
Exchange-Traded Funds	3.4%
Purchased Option Contracts
Put Options	0.4%
Call Options	0.3%
Total Purchased Option Contracts	0.7%
Repurchase Agreements	17.1%
Total Investments	83.2%
Other Assets in Excess of Liabilities	16.8%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Exchange	Purchased	Date	January 31, 2012	(Depreciation)
British Pound	GBP per USD	6,083,106	$9,442,718	$9,581,754	$139,036
Czech Republic Koruna	CZK per USD	33,200	1,655	1,716	61
Euro	EUR per USD	4,806,000	6,248,421	6,287,281	38,860
Japanese Yen	JPY per USD	354,685,020	4,599,679	4,656,343	56,664
Mexican Peso	MXN per USD	3,071,452	223,500	235,452	11,952
Polish Zloty	PLN per USD	180,700	50,101	54,431	4,330
			20,566,074	20,816,977	250,903

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Exchange	Sold	Date	January 31, 2012	(Depreciation)
Australian Dollar	AUD per USD	(1,715,137)	(1,795,319)	(1,816,445)	(21,126)
British Pound	GBP per USD	(4,975,757)	(7,753,483)	(7,837,522)	(84,039)
Chilean Peso	CLP per USD	(300,000)	(579)	(607)	(28)
Croatian Kuna	HRK per USD	(2,659,650)	(476,000)	(458,399)	17,601
Euro	EUR per USD	(9,480,901)	(12,424,903)	(12,402,856)	22,047
Hungarian Forint	HUF per USD	(266,372,250)	(1,165,892)	(1,183,176)	(17,284)
Japanese Yen	JPY per USD	(519,323,178)	(6,744,404)	(6,816,900)	(72,496)
Mexican Peso	MXN per USD	(3,002,756)	(223,500)	(230,186)	(6,686)
Philippine Peso	PHP per USD	(28,908,000)	(660,000)	(672,557)	(12,557)
South African Rand	ZAR per USD	(1,690,000)	(215,021)	(214,444)	577
Swiss Franc	CHF per USD	(135,840)	(146,641)	(148,453)	(1,812)
Taiwan Dollar	TWD per USD	(50,015,800)	(1,660,000)	(1,695,642)	(35,642)
Thai Baht	THB per USD	(55,234,920)	(1,764,000)	(1,774,750)	(10,750)
Ukraine Hryvnia	UAH per USD	(9,379,600)	(1,050,000)	(1,108,569)	(58,569)
			(36,079,742)	(36,360,506)	(280,764)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			(15,513,668)	(15,543,529)	(29,861)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HRK - Croatian Kuna
HUF - Hungarian Forint
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
UAH - Ukraine Hryvnia
USD - United States Dollar
ZAR - South African Rand

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)
SWAP CONTRACTS
Credit Default Swaps						Premium	Unrealized
		Pay/Receive(A)	Fixed	Expiration	Notional	Paid	Appreciation/
Counterparty	Reference Instrument	Fixed Rate	Rate	Date	Amount	(Received)	(Depreciation)
CS	Australia Government Bond
	6.50%, 05/15/2013	Pay	1.00%	9/20/16	$250,000	($4,558)	$856
JPM	Australia Government Bond
	6.50%, 05/15/2013	Pay	1.00	9/20/16	5,750,000	(81,060)	(4,082)
CS	Australia Government Bond
	6.50%, 05/15/2013	Pay	1.00	12/20/16	900,000	(13,735)	1,379
GS	Australia Government Bond
	6.50%, 05/15/2013	Pay	1.00	12/20/16	5,050,000	(60,541)	(8,790)
CITI	Bank of America Corp.
	6.25%, 04/15/2012	Receive	1.00	12/20/16	340,000	(48,913)	22,849
GS	Bank of America Corp.
	6.25%, 04/15/2012	Receive	1.00	12/20/16	399,000	(60,856)	30,269
JPM	Belgium Government Bond
	4.25%, 9/28/2014	Pay	1.00	3/20/17	888,000	57,362	1,492
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	Pay	1.00	3/20/17	400,000	9,309	(671)
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	Pay	1.00	3/20/17	4,686,000	137,466	(36,279)
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	Pay	1.00	3/20/17	3,140,000	91,582	(23,779)
JPM	First Data Corp.
	9.88%, 09/24/2015	Pay	5.00	6/20/16	45,000	8,831	(2,923)
JPM	First Data Corp.
	9.88%, 09/24/2015	Pay	5.00	6/20/16	347,000	58,534	(12,974)
JPM	Ford Motor Co.
	6.5%, 08/01/2018	Receive	5.00	3/20/16	20,000	1,112	664
JPM	Ford Motor Co.
	6.5%, 08/01/2018	Receive	5.00	3/20/16	761,000	28,130	39,422
CITI	JC Penny Corp., Inc.
	6.38%, 10/15/2036	Pay	1.00	3/20/17	564,000	51,841	0
CITI	Jones Group, Inc.
	5.13%, 11/15/2014	Pay	1.00	6/20/16	30,000	4,573	185
JPM	Jones Group, Inc.
	5.13%, 11/15/2014	Pay	1.00	6/20/16	242,800	26,417	12,092
CITI	Kazakhstan Government International Bond
	11.13%, 05/11/2007	Pay	1.00	9/20/16	318,000	10,812	10,044
GS	Kazakhstan Government International Bond
	11.13%, 05/11/2007	Pay	1.00	12/20/16	600,000	42,297	181
JPM	Markit CDX NA
	High Yield Series 16 Index	Receive	5.00	6/20/16	9,800,000	(772,375)	761,460
JPM	Markit CDX NA
	High Yield Series 17 Index	Pay	5.00	12/20/16	467,460	61,938	(52,185)
JPM	Markit CDX NA
	High Yield Series 17 Index	Receive	5.00	12/20/16	4,900,000	(110,250)	8,014
GS	Markit iTraxx Europe Crossover
	Series 15 version 1 Index	Receive	5.00	12/20/16	632,000	(97,958)	67,820
JPM	Markit iTraxx Europe Crossover
	Series 15 version 1 Index	Receive	5.00	12/20/16	180,000	(22,592)	14,008
JPM	Philippine Government International Bond
	10.63%, 03/16/2025	Pay	1.00	6/20/16	500,000	7,976	2,350
JPM	Republic of Korea
	4.88%, 09/22/2014	Pay	1.00	6/20/16	2,100,000	27,892	10,055
GS	Republic of Korea
	4.88%, 9/22/2014	Pay	1.00	12/20/16	3,410,000	105,704	(35,022)
CITI	Republic of Korea
	4.88%, 9/22/2014	Pay	1.00	3/20/17	1,079,000	37,892	(12,078)
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	Receive	5.00	6/20/13	713,000	(26,738)	33,176
CITI	Rite Aid Corp.
	7.70%, 02/15/2027	Receive	5.00	6/20/14	724,000	(70,385)	64,462
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	Receive	5.00	6/20/14	287,000	(20,090)	17,742
JPM	South Africa Government International Bond
	6.50%, 06/02/2014	Pay	1.00	6/20/16	1,000,000	11,187	19,625
JPM	South Africa Government International Bond
	6.50%, 06/02/2014	Pay	1.00	9/20/16	480,000	6,619	10,050
GS	South Africa Government International Bond
	6.50%, 06/02/2014	Pay	1.00	9/20/16	2,130,000	62,571	11,396
GS	South Africa Government International Bond
	6.50%, 06/02/2014	Pay	1.00	12/20/16	2,130,000	64,286	17,812
JPM	United Kingdom Gilt
	4.25%, 06/07/2032	Pay	1.00	6/20/21	500,000	(8,904)	7,154
JPM	United Kingdom Gilt
	4.25%, 06/07/2032	Pay	1.00	9/20/16	400,000	(2,915)	(2,452)
CITI	United Kingdom Gilt
	4.25%, 06/07/2032	Pay	1.00	12/20/16	1,930,000	(16,153)	(7,067)
GS	United Kingdom Gilt
	4.25%, 06/07/2032	Pay	1.00	12/20/16	1,160,000	(14,271)	315
CS	United Kingdom Gilt
	4.25%, 06/07/2032	Pay	1.00	9/20/21	1,060,000	(10,210)	6,985

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Credit Default Swaps (continued)
			Pay/ Receive(A)	Fixed	Expiration	Notional	Premium Paid	Unrealized Appreciation/
Counterparty	Reference Instrument		Fixed Rate	Rate	Date	Amount	(Received)	(Depreciation)
CS	United Kingdom Gilt
	4.25%, 06/07/2032		Pay	1.00	12/20/21	470,000	($3,746)	$2,526
Total Credit Default Swaps							(531,919)	976,081

(A) If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

Interest Rate Swaps							Premium	Unrealized
			Pay/Receive	Fixed	Expiration	Notional	Paid	Appreciation/
Counterparty	Floating Rate Index		Fixed Rate	Rate	Date	Amount	(Received)	(Depreciation)
JPM	6-Month JPY-LIBOR		Pay	0.57%	5/31/16	105,000,000	-	($8,606)
JPM	6-Month JPY-LIBOR		Pay	0.40	5/31/16	54,000,000	-	(4,179)
JPM	6-Month JPY-LIBOR		Pay	0.57	5/31/16	49,500,000	-	(3,651)
JPM	6-Month JPY-LIBOR		Pay	0.56	5/31/16	49,500,000	-	(3,086)
JPM	6-Month JPY-LIBOR		Pay	0.55	5/31/16	45,160,000	-	(2,551)
JPM	6-Month JPY-LIBOR		Pay	0.53	5/31/16	8,440,000	-	(163)
JPM	6-Month JPY-LIBOR		Pay	0.52	5/31/16	500,000,000	-	739
JPM	6-Month JPY-LIBOR		Pay	0.67	5/31/16	360,000,000	-	(6,583)
Total Interest Rate Swaps							-	(28,080)

Equity Swaps
Counterparty	Reference index	Financing Rate	Pay/Receive Total Return on Reference Index	# of Shares or Units	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)

JPM	Bankinter, S.A.	0.28%	Receive	6,002	1/24/13	31,507		(1,018)
JPM	Commerzbank AG	0.28	Receive	29,620	1/23/13	50,384		4,955
JPM	Banco Popular Espanol S.A.	0.28	Receive	7,337	12/18/12	25,310		(1,533)
Total Equity Swaps								$2,404

Inflation Cap Option						Premium
			Strike	Expiration	Notional	Paid	Market
Counterparty	Description	Exercise Index	Index	Date	Amount	(Received)	Value
JPM	Cap - OTC CPURNSA Index	Maximum of (Inflation Adjustment - 1.05) or 0	225.922	10/18/2021	$1,320,000	58,080	72,421
Total Inflation Cap Option						58,080	72,421

Inflation Floor Option						Premium
			Strike	Expiration	Notional	Paid	Market
Counterparty	Description	Exercise Index	Index	Date	Amount	(Received)	Value
JPM	Floor - OTC CPURNSA Index	Maximum of (1.02 - Inflation Adjustment) or 0	225.922	10/18/2021	(1,320,000)	(130,680)	(153,368)
Total Inflation Floor Option						(130,680)	(153,368)

Credit Default Swaptions on Credit Indices
			Buy/Sell	Exercise	Expiration		Notional		Market
Counterparty	Description		Protection	Rate	Date		Amount	Premium	Value

JPM	Call - OTC CDX.NA.HY - 17 5Y-Year Index		Sell	96	2/16/12		(2,000,000)	(15,092)	(39,117)
JPM	Call - OTC CDX.NA.HY - 17 5Y-Year Index		Sell	98	2/16/12		(3,000,000)	(20,286)	(22,393)
JPM	Call - OTC CDX.NA.HY - 17 5Y-Year Index		Sell	100	3/22/12		(10,000,000)	(73,500)	(89,104)
JPM	Put - OTC CDX.NA.HY - 17 5Y-Year Index		Sell	94	3/22/12		(20,000,000)	(127,400)	(107,484)
JPM	Put - OTC CDX.NA.HY - 17 5Y-Year Index		Buy	97	3/22/12		10,000,000	142,100	132,651
Total Credit Default Swaptions on Credit Indices								(94,178)	(125,447)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium Paid (Received)	Market Value

JPM	Put - OTC 5-Year Interest Rate Swap	1-Month MXN-TIIE-Banxico	Receive	5.71%	2/9/12	MXN	($6,882,000)	(3,193)	(5,882)
JPM	Put - OTC 5-Year Interest Rate Swap	1-Month MXN-TIIE-Banxico	Receive	5.67%	2/14/12	MXN	(6,882,000)	(3,221)	(6,781)
JPM	Put - OTC 4-Year Interest Rate Swap	6-Month JPY-LIBOR-BBA	Pay	0.30%	9/13/12	JPY	12,883,000	17,265	7,707
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	2.00%	10/29/12		5,000,000	18,500	346
JPM	Call - OTC 2-Year Interest Rate Swap	6-Month PLN-WIBOR-WIBO	Receive	4.74%	12/3/12		73,000	16,392	15,118
JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.30%	5/28/13	KRW	20,000,000	48,059	8,240
JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.18%	7/22/13	KRW	10,500,000	26,375	6,646
JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.25%	10/28/13	KRW	92,120,000	113,000	64,034
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	3.00%	10/29/13		5,000,000	32,500	3,167
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	5.91%	7/8/16		100,000	4,260	1,667
Total Interest Rate Swaptions								269,937	94,262

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Cross-Currency Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium Paid (Received)	Market Value

JPM	Call - OTC 5-Year Cross Currency					TRY	692,300
	Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	9.10%	7/2/12		$430,000	$11,115	$22
JPM	Call - OTC 5-Year Cross Currency					TRY	3,800,000
	Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	7.10%	7/2/12		2,021,277	75,697	54,442
Total Cross-Currency Interest Rate Swaptions								86,812	54,464

Foreign Currency Options
	Exercise	Expiration	Notional		Market
Description	Price	Date	Amount	Premium	Value
Call - OTC USD versus CNY	$6.50	11/29/12	$18,090,000	220,321	53,905
Call - OTC USD versus CNY	7.00	11/29/12	(10,290,000)	(47,405)	(29,971)
Call - OTC USD versus JPY	84.00	5/15/12	12,280,702	70,000	15,835
Call - OTC USD versus JPY	84.00	2/1/12	5,800,000	39,921	-
Call - OTC USD versus JPY	90.00	8/1/14	2,345,000	76,587	54,135
Call - OTC USD versus JPY	100.00	3/2/15	550,000	15,194	8,891
Call - OTC USD versus JPY	100.00	2/1/16	5,860,000	206,763	129,945
Put - OTC EUR versus USD	1.18	4/4/12	(7,455,000)	(48,018)	(19,794)
Put - OTC EUR versus USD	1.20	4/4/12	7,455,000	187,121	27,103
Put - OTC EUR versus USD	1.20	7/25/12	888,000	15,918	14,644
Put - OTC GBP versus USD	1.45	4/4/12	2,236,500	61,040	3,618
Put - OTC USD versus HUF	240.00	2/2/12	1,109,500	44,214	74,662
Total Foreign Currency Options				$841,656	$332,973

CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro
GBP - United Kingdom Pound
HUF - Hungary Forint
JPY - Japanese Yen
KRW - Korean Wan
MXN - Mexico Peso
PLN - Poland Zloty
TRY - New Turkish Lira

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements
The Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited.

(c) Reverse Repurchase Agreements
The Fund may invest a maximum of 10% of total assets in reverse repurchase agreements.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

(g) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period May 17, 2011 through January 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 17,2011 (commencement of operations)	-	$-
Options written	108,351,341	4,258,590
Options terminated in closing purchasing transactions	(30,502,122)	(1,822,887)
Options expired	(10,012,685)	(1,454,451)
Options exercised	(78)	(16,369)
Outstanding at January 31, 2012	67,836,456	$964,883

(h) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at January 31, 2012:

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

Futures Contracts
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	JPN 10Y Bond	March, 2012	$(18,237)
			$(18,237)

(i) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(j) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(k) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

(l) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Note 3 – Federal Income Taxes
At January 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$93,312,692

Proceeds from securities sold short	$(37,330,935)

Unrealized appreciation	$4,843,936
Unrealized (depreciation)	(4,208,446)
Net appreciation/(depreciation) on investments	$635,490

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$2,969,991	$-	$2,969,991
Bonds	-	34,580,857	-	34,580,857
Common Stock
Consumer Discretionary	5,368,356	-	-	5,368,356
Consumer Staples	476,623	-	-	476,623
Energy	2,977,367	-	-	2,977,367
Financials	2,435,252	-	-	2,435,252
Health Care	2,897,324	-	-	2,897,324
Industrials	5,826,115	-	-	5,826,115
Information Technology	8,885,146	-	-	8,885,146
Materials	310,893	-	-	310,893
Telecommunication Services	941,818	23,905	-	965,723
Utilities	134,850	-	-	134,850
Preferred Stocks
Consumer Discretionary	171,239	118,762	-	290,001
Consumer Staples	64,410	-	-	64,410
Energy	119,996	420,339	-	540,335
Financials	1,417,275	570,726	-	1,988,001
Health Care	-	381,151	-	381,151
Industrials	-	114,783	-	114,783
Exchange Traded Funds	3,845,737	-	-	3,845,737
Repurchase Agreements	-	19,624,679	-	19,624,679
Other Financial Instruments*
Forward Foreign Currency Contracts	291,128	-	-	291,128
Purchased Option Contracts	1,279,899	-	-	1,279,899
Swap Contracts	-	1,180,077	-	1,180,077
Swaption Contracts	-	294,040	-	294,040
Total	$37,443,428	$60,279,310	$-	$97,722,738

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

Liabilities	Level 1	Level 2	Level 3	Total
Bonds	$-	$12,488,640	$-	$12,488,640
Common Stock
Consumer Discretionary	4,470,298	-	-	4,470,298
Consumer Staples	158,680	-	-	158,680
Energy	571,779	-	-	571,779
Financials	2,141,831	-	-	2,141,831
Health Care	804,861	-	-	804,861
Industrials	4,577,880	-	-	4,577,880
Information Technology	2,183,783	-	-	2,183,783
Materials	1,323,217	-	-	1,323,217
Telecommunication Services	127,024	-	-	127,024
Exchange Traded Funds	7,660,902	-	17,755	7,678,657
U.S. Treasury Securities	-	1,187,043	-	1,187,043
Reverse Repurchase Agreements	-	857,400	-	857,400
Other Financial Instruments*
Forward Foreign Currency Contracts	320,989	-	-	320,989
Futures Contracts	18,237	-	-	18,237
Swap Contracts	-	229,672	-	229,672
Swaption Contracts	-	270,761	-	270,761
Written Option Contracts	517,127	-	-	517,127
Total	$24,876,608	$15,033,516	$17,755	$39,927,879

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, forward contracts, swaps contracts, and written options.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments, at Value
Balance as of May 17,2011 (commencement of operations)	$-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net sales	-
Transfers in and/or out of Level 3	17,755
Balance as of January 31, 2011	$17,755

* Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the beginning and end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and were categorized as Level 2.  Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1.  These securities represent the only transfers between each of the three levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/30/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/30/12